Tanaka Funds, Inc.

369 Lexington Avenue, 20th Floor

New York, NY 10017

April 2, 2014

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Tanaka Funds, Inc.

File Nos.

333-47207

811-08638

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective April 1, 2014 do not differ from those filed in the Post-Effective Amendment No. 19, which was filed electronically March 28, 2014.

Sincerely,

/s/ Graham Y. Tanaka

Graham Y. Tanaka

President & Director